Document and Entity Information	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Entity Registrant Name	fuboTV Inc. /FL
Entity Central Index Key	0001484769
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false